Assets held for sale	6 Months Ended
Sep. 30, 2021
Assets held for sale
Assets held for sale

4   Assets held for sale

Assets held for sale at 30 September 2021 and 31 March 2021 comprise the Group’s 28.1%interest in Indus Towers. The Group’s interest in Indus Towers has been provided as security against both certain bank borrowings and partly to the pledges provided to the new Indus Towers entity under the terms of the merger between erstwhile Indus Towers and Bharti Infratel. See note 11 “Contingent liabilities and legal proceedings”.

The relevant assets are detailed in the table below.

	30 September	31 March
	2021	2021
	€m	€m
Non-current assets
Investments in associates and joint ventures	1,256	1,257
Total assets held for sale	1,256	1,257